Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Detail) (USD $)	Mar. 31, 2014	Mar. 31, 2013
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 68,972,606	$ 74,093,159
Less: Accumulated depreciation	(42,655,648)	(47,564,478)
Property, plant and equipment, net	26,316,958	26,528,681
Leasehold Improvements and Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	32,953,940	28,511,687
Plant and Machinery [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	28,072,532	35,469,194
Moulds [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	617,380	386,554
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,527,750	1,552,518
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,541,432	5,885,172
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,259,572	$ 2,288,034